INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

6.     INVESTMENTS

As at and for the year ended December 31, 2020:

	Balance at			Exercise		Balance at
	December			and	Fair Value	December
	31, 2019	Additions	Disposals	Transfers	Adjustments	31, 2020

Short-term investments
Common shares(1)	$—	$8,205	$(501)	$7,020	$3,466	$18,190
Warrants(2)	—	8	—	(1,851)	1,891	48
Total short-term investments	$—	$8,213	$(501)	$5,169	$5,357	$18,238
Non-current investments
Common shares(1)	$7,006	$1,519	$(1,505)	$(7,020)	$—	$—
Convertible debenture(2)	—	1,000	—	—	—	1,000
Warrants(2)	142	—	—	(142)	—	—
Total non-current investments	$7,148	$2,519	$(1,505)	$(7,162)	$—	$1,000
Total investments	$7,148	$10,732	$(2,006)	$(1,993)	$5,357	$19,238
(1)	Fair value adjustments recorded within Other comprehensive income (loss).
(2)	Fair value adjustments recorded within Net income (loss).

In December 2020, Northern Vertex Mining Corp. ("Northern Vertex") announced a merger with Eclipse Gold Mining Corporation and a concurrent CAD$20.0 million financing (the "Financing"). As part of the Financing, the Company agreed to exercise 19.5 million share purchase warrants at CAD$0.40 per common share of Northern Vertex and sell the underlying common shares received for CAD$0.50 per common share. The Financing closed subsequent to December 31, 2020 (Note 17).

In April 2020, the Company acquired a $1.0 million convertible debenture (the "Debenture"). The Debenture has a two year term, bears interest at 12% per annum and is convertible into up to 19.9% of the total issued and outstanding capital stock of Kirungu, the right to purchase an additional 3% of the silver from the operating El Mochito mine on the same terms as the existing El Mochito silver Stream, or a 0.3% NSR Royalty on all metals produced from any mining properties or projects owned by Kirungu.

As at and for the year ended December 31, 2019:

	Balance at				Balance at
	December 31,			Fair Value	December
	2018	Additions	Disposals	Adjustments	31, 2019

Common shares	$4,224	$3,597	$—	$(815)	$7,006
Warrants	234	—	—	(92)	142
Total investments	$4,458	$3,597	$—	$(907)	$7,148

Concurrent with the acquisition of the Additional Royalty (Note 4b), the Company subscribed for $3.0 million of TMAC common shares.